Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
A.	Basis of presentation of the financial statements

The Company’s financial statements as of December 31, 2017 and 2018 and for each of the three years ended on December 31, 2018 comply with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS, as issued by the International Accounting Standard Board (“IASB”).

The significant accounting policies described below have been applied consistently to all the years presented, unless otherwise stated.

The consolidated financial statements have been prepared on the basis of historical cost except for debentures and derivatives at fair value.

The preparation of financial statements that comply with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment when applying the Company’s accounting policies. Note 3 provides disclosure of areas involving a considerable degree of judgment or complexity, or areas where assumptions and estimates have a material effect on the financial statements. Actual results may differ materially from the estimates and assumptions used by the Company’s management.

Consolidated financial statements
B.	Consolidated financial statements

A subsidiary is an entity over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The subsidiaries are deconsolidated from the date that control ceases.

Translation of foreign currency balances and transactions
C.	Translation of foreign currency balances and transactions:

1)	Functional currency and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the Company operates (“Functional Currency”). The financial statements are stated in NIS, which is the Functional Currency and presentation currency of the Company and its subsidiary.

2)	Transactions and balances

Transactions in currencies other than the functional currency (“Foreign Currencies”) are translated into the Functional Currency at exchange rates at the dates of transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in Foreign Currencies are recognized in the profit or loss for the year.

Gains and losses arising from changes in exchange rates are recognized in the statement of comprehensive loss under “Financing expenses (income), net”.

Property and equipment
D.	Property and equipment

1)	All property and equipment (including leasehold improvements) are stated at historical cost less accumulated depreciation and impairment. Historical cost of an item of property and equipment includes:

a.	Its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discount and rebates.

b.	Any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Repairs and maintenance are charged to the statements of comprehensive loss during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:

Years
Computer equipment	3
Greenhouse equipment*	4 - 10
Office furniture	7 - 17
Laboratory equipment	4 - 5
Leasehold improvements	5
Vehicles	4-7

*	Greenhouse equipment—agricultural equipment used in the tobacco production greenhouse.

Leasehold improvements are depreciated over the lease period or the expected useful life of the improvements, whichever is shorter.

Impairment of the asset to its recoverable amount is recognized as incurred, if the carrying amount of the asset is greater than its estimated recoverable amount (see also section F below).

3)	Gains or losses on disposals are determined by comparing net proceeds with the carrying amount. These are included in the statement of comprehensive loss.

Intangible assets
E.	Intangible assets

1)	In process research and development (“IPR&D”)

Acquired IPR&D is presented based on the fair value at the date of the acquisition and up to December 31, 2015 (see below), was not depreciated. Such asset was tested annually for impairment, see section F below. The assessment was carried out more frequently if there were indications of impairment.

Up to December 31, 2015, during the research and development period, this intangible asset was not amortized. Commencing 2016, the said asset is available for use and therefore is amortized on a straight-line basis until the end of the period of the patent for the know-how (approximately 10 years).

For information about impairment of non-monetary assets, see F below.

2)	Software

Acquired software licenses are capitalized on the basis of the cost incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over the estimated useful life of licenses (3 years).

3)	Research and development (“R&D”)

Research expenses are recognized as an expense as incurred. Costs incurred for development projects (referring to design and testing of new or improved products) are recognized as intangible assets when the following conditions exist:

●	It is technically feasible to complete the intangible asset so that it will be available for use;

●	Management intends to complete the development of the intangible asset and to use or sell the asset;

●	The intangible asset can be used or sold;

●	It can be demonstrated how the intangible asset will generate probable future economic benefits;

●	There are adequate technical, financial and other resources to complete development and to use or sell the intangible asset;

●	The expenditure attributable to the intangible asset can be reliably measured during its development.

Other development costs that do not meet these criteria are recognized as an expense when incurred. Development costs previously recognized as an expense are not recognized as an asset in subsequent periods.

As of December 31, 2018, the Company has not met the rules for capitalizing development costs as an intangible asset and accordingly, no asset whatsoever has been recognized in the financial statements for such costs.

Impairment of non-monetary assets
F.	Impairment of non-monetary assets

Assets that have indefinite useful life are not subject to amortization and are tested annually (or when there are indicators for impairment-see below) for impairment.

All non-monetary assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount of an asset is the higher of its fair value less costs to sell and value in use. For the purpose of assessing impairment, assets are grouped together at the lowest levels for which there are separately identifiable cash flows (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

For the years ended December 31, 2016, 2017 and 2018, no impairment has been recognized.

Government grants
G.	Government grants

Government grants, which are received from the Israel Innovation Authority (“IIA”) (formerly known as the Israeli Office of Chief Scientist or OCS) by way of participation in research and development that is conducted by the Company, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard 20 “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

As approved by the IIA, the grants are received in installments as the program progresses. The Company recognizes each forgivable loan on a systematic basis at the same time the Company records, as an expense, the related research and development costs for which the grant is received, provided that there is reasonable assurance that: (a) the Company complies with the conditions attached to the grant, and (b) the grant will be received (usually upon receipt of approval notice). The amount of the forgivable loan is recognized based on the participation rate approved by the IIA; thus, a forgivable loan is recognized as a receivable when approved research and development costs have been incurred before grant funds are received.

If at the time of grant approval there is reasonable assurance that the Company will comply with the forgivable loan conditions attached to the grant, and that the Company will not pay royalties to IIA, grant income is recorded against the related research and development expenses in the statements of comprehensive loss.

If at the time of grant or in subsequent periods, it is not reasonably assured that royalties will not be paid to the IIA, the Company recognizes a liability that is measured based on the Company’s best estimate of the amount required to settle the Company’s obligation at the end of each reporting period.

Cash and cash equivalents
H.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits, and other short-term highly liquid investments with original maturities of three months or less.

Inventory
I.	Inventory

Inventory is measured at the lower of cost and net realizable value.

The cost of inventories is based on the first-in first-out (FIFO) principle. In the case of purchased goods and work in process, costs include design, raw materials, direct labor, other direct costs and fixed production overheads (based on the normal operating capacity of the production facilities).

Net realizable value is the estimated selling price in the ordinary course of business, less variable attributable selling expenses.

Share capital and other equity instruments
J.	Share capital and other equity instruments

The Company’s ordinary shares are classified as share capital. Incremental costs directly attributable to the issue of new shares or warrants are recognized in equity as a deduction of issue proceeds. Pre-paid warrants (that their exercise price was prepaid) that upon exercise will be converted into fixed amount of ordinary shares – are classified as equity instruments in the statements of financial position.

Trade payables
K.	Trade payables

Trade payables include the Company’s liabilities to pay for goods or services purchased from suppliers in the ordinary course of business. Trade payables are classified as current liabilities if payment is due within one year, otherwise they are recognized as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost based on the effective interest method.

Deferred taxes
L.	Deferred taxes

The Company recognizes deferred taxes based on the liability method, for temporary differences between the carrying amounts of assets and liabilities included in the consolidated financial statements and the amounts used for tax purposes. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. In addition, deferred taxes are not recognized if the temporary differences arise on initial recognition of an asset or a liability, other than in a business combination, which, at the time of the transaction, have no effect on profit or loss—whether for accounting or tax purposes. The amount of deferred taxes is determined in accordance with the tax rates (and tax laws) that have been enacted or substantively enacted as at the date of the statement of financial position and are expected to apply when the deferred tax assets will be realized or when the deferred tax liabilities will be settled.

Deferred tax assets are recognized for deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

In the absence of a forecast of future taxable income, a deferred tax asset was not recognized in the Company’s financial statements.

Employee benefits

M.	Employee benefits

1)	Liability for severance pay

In accordance with labor laws and labor agreements in effect, the Company and its subsidiary are required to pay severance and pension benefits to employees who are dismissed or retire under certain circumstances.

The said liability to pay pension and severance pay is related to employees in Israel who are covered by Section 14 of the Severance Pay Law, and is covered by regular contributions to defined contribution plans. The amounts contributed are not included in the statement of financial position.

2)	Vacation and recreation pay

By law, all employees are entitled to vacation and recreation pay, calculated on a monthly basis. The right is based on the employment period.

Revenue recognition
N.	Revenue recognition

General

As of January 1, 2018, the Company has applied IFRS 15 using the modified retrospective approach, in accordance with the transitional directive, which allows recognition of the cumulative effect of the initial application as an adjustment to the opening balance of equity of initial application.

The initial implementation of IFRS 15 did not have a material effect on the consolidated financial statements of the Company.

IFRS 15 introduces a five-step model for recognizing revenue from contracts with customers, as follows:

(1)	Identifying the contract(s) with the customer.

(2)	Identifying the separate performance obligations in the contract.

(3)	Determining the transaction price.

(4)	Allocating the transaction price to separate performance obligations in the contract.

(5)	Recognizing revenue when (or as) each of the performance obligations is satisfied.

Revenue from the sale of goods

Revenue from sale of goods is recognized in profit or loss at the point in time when the control of the goods is transferred to the customer, generally upon delivery of the goods to the customer. The goods are products based on the Company’s rhCollagen, and includes the BioInk product for the development of 3D bioprinting of organs and tissues and products for tendinopathy and wound healing.

Revenue from rendering of services

Revenue from rendering of services is recognized over time, during the period the customer simultaneously receives and consumes the benefits provided by the Company’s performance. Under the Company’s service contracts, the Company has a right to consideration from the customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. Therefore, the Company utilizes the practical expedient in IFRS 15 and recognizes revenue in the amount to which the Company has a right to invoice.

The Company charges its customers based on payment terms agreed upon in specific agreements. When payments are made before or after the service is performed, the Company recognizes the resulting contract asset or liability.

Revenues from licensing agreement

 On October 19, 2018, the Company signed a License, Development and Commercialization Agreement (the “License Agreement”) with Lung Biotechnology PBC (“LB”), a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporation, pursuant to which LB will be entitled to develop engineered lungs or lung substitutes using CollPlant’s rhCollagen and BioInk (see also Note 13(c)).

According to IFRS 15, a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

Options granted to the customer that do not provide a material right to the customer that it would not receive without entering into the contract do not give rise to performance obligations.

The Company has identified the following performance obligations in the License Agreement: (1) grant of the license and use of its IP (“License”); and (2) a limited quantity of BioInk to be supplied over a specific time frame (“First BioInk”). The License is distinct as the licensee is able to benefit from the license on its own at its current stage (inter alia, due to sublicensing rights, option services can be obtained from other experts in the field and not necessarily from the Company, etc.).

In addition, the Company has identified several options in the License Agreement. However, neither of the options provides a material right to the customer and therefore, neither of the said options give rise to a performance obligation. The said options are: (1) grant of two years option to extend the License to additional organs or organ substitutes (“Products Option”); (2) one-year right of first refusal to receive an exclusive license relating to the option products (“Right of First Refusal”); (3) option for the purchase of additional BioInk that may be supplied (“Additional BioInk”); and (4) option for the purchase of consulting services (“Consulting Services”).

The transaction price included an up-front paid amount of $5.0 million and reimbursement for part of the costs related to the IIA in an amount of $1.0 million, as well as variable considerations contingent upon LB achieving certain milestones, sales-based royalties and additional reimbursement of costs related to payments made by CollPlant to the IIA (“Variable Consideration”).

IFRS 15 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company allocates the transaction price to each performance obligation identified based on the standalone selling prices of the goods or services being provided to the customer. The stand-alone selling price is the price at which the Company would sell the promised goods or services separately to a customer. When the stand-alone selling price is not directly observable by reference to similar transactions with similar customers, the Company applies suitable methods for estimating the stand-alone selling price.

In addition, as stated above, Variable Consideration is included in the transaction price at its “most likely outcome” and only to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the Variable Consideration is subsequently resolved.

With respect to the Variable Consideration:

a)	Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of IFRS 15 for sales-based royalties in licensing of intellectual properties.

b)	The Variable Consideration is related to LB achieving certain milestones, including the related reimbursement of part of the IIA royalties. Since the Company estimates that the “most likely outcome” of these milestones would not be achieved, it is not included in the transaction price. The said Variable Consideration will be recognized only when the “most likely outcome” would be that milestones will be achieved and it would be highly probable that a significant reversal of revenues will not occur, usually only upon achievement of the specific milestone.

The following are the details of the allocation of the transaction price (which does not include the Variable Consideration) to the various performance obligations in the Agreement:

a)	The First BioInk was allocated with its stand-alone selling price, which is the observable price of the BioInk when the Company sells it separately.

b)	The License was allocated with an estimated stand-alone selling price, based on the residual approach, since the Company has not yet established a price for that license and the license has not previously been sold on a stand-alone basis (i.e. the selling price is uncertain), as well as the related IIA royalties reimbursement.

The License performance obligation is considered a right to use IP in accordance with IFRS 15. Therefore, the transaction price allocated to it was recognized at a point in time, upon transfer of control over the License to LB.

The transaction price allocated to the First BioInk is recognized at the point in time when the control of the BioInk is transferred to LB, generally upon delivery of the BioInk to LB.

The Company considered whether the transaction price allocated to the First BioInk includes a financing component and concluded that the financing component is not material.

Share-based payment
O.	Share-based payment

The Company has a share-based payment plan for employees and service providers, settled by the Company’s equity instruments, whereby the Company receives services from employees and service providers in exchange for the Company’s equity instruments (options or shares). The fair value of services received from employees and service providers in exchange for the equity instruments is recognized as an expense in the statements of comprehensive loss. With respect to options granted to employees the total amount recognized as an expense in statements of the comprehensive loss is based on the fair value of the options granted, without taking into account the effect of service conditions and non-market vesting conditions.

With respect to options granted to service providers and suppliers, the fair value of the grant is determined in accordance with the fair value of the service or goods received.

Non-market vesting conditions are included in the assumptions used to estimate the number of options expected to vest. The total expense is recognized in the vesting period, which is the period for fulfillment of all the defined vesting terms of the share-based payment arrangement.

At each reporting date, the Company adjusts its estimates of the number of options that are expected to vest, based on the non-market vesting conditions, and recognizes the effect of the change compared to original estimates, if any, in the statement of comprehensive loss, and a corresponding adjustment in equity.

When exercising the options, the Company issues new shares, the proceeds, net of directly attributable transaction costs, are recognized in share capital (par value) and additional paid in capital.

Segment reporting
P.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

Leases
Q.	Leases

Lease agreements in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made in connection with operating leases are recognized in profit or loss using the straight-line basis over the term of the lease.

Financial instruments:
R.	Financial instruments:

As of January 1, 2018, the Company adopted IFRS 9 “Financial Instruments”.

The initial adoption of IFRS 9 did not have a material effect on the consolidated financial statements of the Company.

(a)	Financial assets

1)	Classification

The financial assets of the Company are classified as financial assets at amortized cost. The classification is done on the basis of the Company’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Financial assets at amortized cost are assets held within a business model whose objective is to hold assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are included in current assets, except for those with maturities greater than 12 months after the statements of financial position date (for which they are classified as noncurrent assets).

Financial assets at amortized cost of the Company are included in trade receivables and other receivables in the Statements of Financial Position.

2)	Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company. Investments are initially recognized at fair value plus transaction costs for all financial assets not recorded at fair value through profit or loss, except for trade receivables, that are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, related transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Financial assets at amortized cost are measured in subsequent periods at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the Statement of Comprehensive Loss under “Financial Expenses (Income), net”.

As to methods for measurement of the Company’s financial instruments, see note 4.

3)	Impairment

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost.

At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

The Company measures the loss allowance for expected credit losses on trade receivables that are within the scope of IFRS 15 and on financial instruments for which the credit risk has increased significantly since initial recognition based on lifetime expected credit losses. Otherwise, the Company measures the loss allowance at an amount equal to 12-month expected credit losses at the current reporting date.

Prior to the effective date and adoption of IFRS 9, the financial assets of the Company were classified into loans and receivables. The classification depended on the purpose for which the financial assets were acquired, also, prior to the adoption of IFRS 9, the Company assessed at December 31, 2017 whether there is any objective evidence that a financial asset or group of financial assets was impaired.

(b)	Financial liabilities

(1)	General

Financial liabilities are initially recognized at their fair value minus, in the case of a financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the issue of the financial liability.

Financial liabilities are subsequently measured at amortized cost, except for derivative financial instruments, which are subsequently measured at fair value through profit or loss (see below).

Financial liabilities are classified as current liabilities if payment is due within one year or less, otherwise they are classified as non-current liabilities.

The Company’s financial liabilities at amortized cost are included in accounts payable, accrued liabilities and other and deferred revenues.

The derivative financial instruments represent warrants that confer the right to net share settlement.

The Company removes a financial liability (or a part of a financial liability) from its statement of financial position when, and only when, it is extinguished (when the obligation specified in the contract is discharged, canceled or expired).

(2)	Financial liabilities at fair value through profit or loss.

Warrants, convertible debentures allotted to investors that contain an anti-dilution protection right and other rights, as well as anti-dilution derivative related to shares issued (see also Notes 12 and 14) are classified, in accordance with IAS 32 as “financial liabilities” since the number of shares that will be issued upon their settlement is not fixed. As the aforementioned liabilities are non-equity derivative financial instruments, they are measured, in accordance with IFRS 9, as financial liabilities at fair value through profit or loss.

In accordance with IFRS 9, the Company elected to designate, upon initial recognition, the entire hybrid (combined) debenture (that includes the host debenture contract and the anti-dilution protection) and warrants as a financial liability at fair value through profit or loss.

The said liabilities are measured at their fair value at each date of the balance sheet, with changes in their fair value recorded to “financial expenses (income), net” in the consolidated statements of comprehensive loss.

For those liabilities for which, upon initial recognition, the transaction price is different than their fair value – the liability is initially recognized at fair value adjusted to defer the difference between the fair value at initial recognition and the transaction price (“Day 1 Loss”), as the Company uses valuation techniques that incorporate data not obtained from observable markets. After initial recognition, the unrecognized Day 1 Loss of the said liabilities is amortized on a straight line basis over the term that market participants would take into account when pricing the liability. Any unrecognized Day 1 Loss is immediately recognized in profit or loss if the fair value of the financial instrument in question can be determined either by using only market observable model inputs or by reference to a quoted price for the same product in an active market. Upon exercise of convertible debenture for which an unrecognized a Day 1 Loss exists, the carrying amount of the convertible debenture (which is presented net of the unrecognized Day 1 Loss) is reclassified to equity with no impact on profit or loss.

Transaction costs allocated to financial liabilities measured at fair value through profit or loss are recognized immediately in profit or loss.

Loss per share
S.	Loss per share

Basic loss per share is generally based on the distributable loss to ordinary shareholders, divided by the weighted average number of ordinary shares outstanding in the period, net of shares held by the Company.

When calculating diluted loss per share, the Company adjusts the loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares.

Potential shares are only taken into account if their effect is dilutive (reduces earnings per share or increases loss per share).

New standards and interpretations that are not yet in effect and have not been early adopted by the Company:
T.	New standards and interpretations that are not yet in effect and have not been early adopted by the Company:

1)	IFRS 16 “Leases” (“IFRS 16”)

IFRS 16 was issued in January 2016. It will result in almost all leases being recognized on the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The Company has reviewed all of the Company’s arrangements that in effect in light of the new lease accounting rules in IFRS 16. The standard will affect primarily the accounting for the Company’s operating leases.

The Company expects to recognize lease liabilities and a right of use assets of approximately NIS 13.0 million on January 1, 2019.

The Company will apply the standard from its mandatory adoption date of January 1, 2019. The Company intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption.

The Company expects that, based on the Company’s lease agreements as of December 31, 2018, net loss will increase by approximately NIS 956,000 for 2019 as a result of adopting the new rules. Operating cash flows for 2019 will increase by approximately NIS 76,000, and financing cash flows will decrease by approximately NIS 882,000 as repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities.